Note 13 - Commitments, Contingencies and Guarantees (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 4.8	$ 3.7	$ 3.6
Cash Settled Restricted Share Units Nonvested Total Compensation Cost Not Yet Recognized	$ 1.0